Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade payables	$ 24,662	$ 19,004
Other payables and accrued liabilities	11,429	13,315
Accounts payable and accrued liabilities	$ 36,091	$ 32,319